BORROWINGS - Corporate Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Corporate Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 577	$ 96
Corporate Revolving Credit Facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	1.20%
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 941	464
Commercial Paper | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	6.00%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 227	222
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	3.30%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 302	295
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	3.30%
Medium-term Notes, Maturing September 11, 2028
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 529	517
Medium-term Notes, Maturing September 11, 2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	4.20%
Medium-term Notes, Maturing October 9, 2029
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 529	517
Medium-term Notes, Maturing October 9, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	3.40%
Medium-term Notes, Maturing September 1, 2032
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 378	369
Medium-term Notes, Maturing September 1, 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	2.90%
Medium-term Notes, Maturing April 25, 2034
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 302	295
Medium-term Notes, Maturing April 25, 2034 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.40%
Medium-term Notes, Maturing April 25, 2052
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 150	147
Medium-term Notes, Maturing April 25, 2052 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.80%
Subordinated Notes, Maturing May 24, 2081
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 250	250
Subordinated Notes, Maturing May 24, 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.00%
Corporate Borrowings
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 4,691	3,666
Corporate borrowings, outstanding principal	4,714	3,689
Corporate borrowings, deferred financing costs and other	(23)	(23)
Medium-term Notes, Maturing February 14, 2033
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 189	185
Medium-term Notes, Maturing February 14, 2033 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	6.00%
Medium-term Notes, Maturing November 14, 2027
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 340	$ 332
Medium-term Notes, Maturing November 14, 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.60%